Securities	12 Months Ended
Dec. 31, 2019
Securities
Securities

Note 7. Securities

As at December 31:	2019	2018
Short-term securities
Equity securities at FVTPL, publicly traded	$1,822	$4
Equity securities at FVTPL, unlisted	1,130	—
Debt securities at FVTPL, publicly traded	2,403	1,068
Debt securities at FVOCI, publicly traded	8,819	6,328
	$14,174	$7,400
Long-term securities
Equity securities at FVTPL, publicly traded	$—	$701
Equity securities in an affiliate at FVTPL, unlisted	3,809	4,001
	$3,809	$4,702